PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Costs capitalized to construction in progress	$ 176,538	$ 93,207
Cost of property and equipment held under finance lease	145,660	276,838
Accumulated depreciation and amortization of property and equipment held under finance lease	95,310	91,530
Depreciation and amortization expenses	$ 454,194	$ 487,130	$ 526,257